Long Term Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long Term Obligations (Tables) [Line Items]
Schedule of Cash Proceeds Received and Issuance Cost [Table Text Block]
Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,809,894	1,262,028
Stated value	17,084,894	16,537,028
Debt discount – conversion element, net of accumulated amortization of $3,392,963 and $1,298,628 respectively	11,049,534	13,143,869

Notes payable, net of debt discount, prior to exchange	6,035,360	3,393,159

Amount extinguished in 2013 Exchange	(6,035,360)	—

Notes payable, net of debt discount	$—	$3,393,159

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases

Year ending December 31,
2014	$635,340
2015	218,175

Total minimum obligations	$853,515

MTDC Notes [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Debt [Table Text Block]
	March 31, 2014	December 31, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $100,467 and $27,258 at March 31, 2014 and December 31, 2013, respectively	3,442,849	3,516,058

Notes payable, net of debt discount	$1,757,151	$1,683,942

	December 31, 2013	November 26, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $27,258 and nil at December 31 and November 26, 2013, respectively	3,516,058	3,543,316

Notes payable, net of debt discount	$1,683,942	$1,656,684

IntegenX Note [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Debt [Table Text Block]
	March 31, 2014	January 6, 2014

IntegenX Notes Payable:
Face value	$1,250,000	$1,250,000
Interest added to principal	23,611	—
Stated value	1,273,611	1,250,000
Debt discount, net of accumulated amortization of $6,507 and nil at March 31 and January 6, 2014, respectively	143,493	150,000

Notes payable, net of debt discount	$1,130,118	$1,100,000

Derivative [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	March 31, 2013	December 31, 2012

Risk-free interest rate	0.10%	0.13%
Remaining contractual term	1.66 Years	1.91 Years
Expected volatility	131.11%	126.91%
Dividend yield	0%	0%